Supplemental Cash Flow Information - Reconciliation of movements of liabilities to cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 2,136
Changes from financing cash flows:
Net issuance of commercial paper	866
Realized foreign exchange losses	131
Unrealized foreign exchange losses	98
Liabilities arising from financing activities at end of period	3,231
Current Portion Of Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	71
Changes from financing cash flows:
Repayment of long-term debt	(109)
Realized foreign exchange losses	1
Unrealized foreign exchange losses	9
Reclassification from long-term debt to current portion of long-term debt	257
Liabilities arising from financing activities at end of period	229
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	13,372
Changes from financing cash flows:
Payment of finance lease liabilities	(74)
Unrealized foreign exchange losses	851
Deferred financing costs	(14)
Modification to finance lease liabilities	12
Reclassification from long-term debt to current portion of long-term debt	(257)
Liabilities arising from financing activities at end of period	13,890
Partnership Liability
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	483
Changes from financing cash flows:
Distributions to non-controlling interest	(6)
Liabilities arising from financing activities at end of period	477
Dividends Payable
Changes from financing cash flows:
Dividends paid on common shares	(2,333)
Dividends declared on common shares	$ 2,333